Fair Value (Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long Term Receivables And Debt Instruments For Which Fair Value Option Was Elected) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	¥ 3,000	¥ 26,000
Fair value, assets	3,006	26,056
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	6	56
Remaining aggregate contractual amounts outstanding, liabilities	650,382	664,095
Fair value, liabilities	564,845	524,758
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	(85,537)	(139,337)
Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets		26,000
Fair value, assets		26,056
Fair value over (under) remaining aggregate contractual amounts outstanding, assets		56
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	3,000
Fair value, assets	3,006
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	6
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, liabilities	650,382	664,095
Fair value, liabilities	564,845	524,758
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	¥ (85,537)	¥ (139,337)